ADDITIONAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2025
ADDITIONAL INFORMATION OF THE PARENT COMPANY.
ADDITIONAL INFORMATION OF THE PARENT COMPANY

ADDITIONAL INFORMATION OF THE PARENT COMPANY

FINANCIAL STATEMENTS SCHEDULE I

HESAI GROUP

CONDENSED BALANCE SHEETS

AS OF DECEMBER 31, 2024 and 2025

(Amounts in thousands, except share and per share data or otherwise noted)

	As of December 31,
	2024	2025
	RMB	RMB	US$
			(Note 2)
ASSETS
Cash and cash equivalents	1,056,383	512,091	73,228
Short-term investments	—	2,195,535	313,957
Prepayments and other current assets	4,100	1,517	217
Investments in subsidiaries	2,915,337	3,542,692	506,598
Property and equipment, net	—	—	—
Long term investments	—	2,751,670	393,484
TOTAL ASSETS	3,975,820	9,003,505	1,287,484
LIABILITIES AND SHAREHOLDERS’ EQUITY
Amounts due to subsidiaries	8,997	—	—
Accrued expenses and other current liabilities	35,092	44,751	6,400
TOTAL LIABILITIES	44,089	44,751	6,400

Shareholders’ equity
Class A Ordinary shares (US$0.0001 par value, 50,000,000 shares authorized, 30,015,905 and 26,998,861 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	19	17	2
Class B Ordinary shares (US$0.0001 par value, 900,000,000 shares authorized, 101,143,806 and 130,143,350 shares issued, 101,143,806 and 129,146,306 shares outstanding as of December 31, 2024 and 2025, respectively)	70	90	13
Additional paid-in capital	7,577,113	11,925,963	1,705,390
Subscription receivables	(292,721)	—	—
Accumulated other comprehensive income	56,975	6,529	933
Accumulated deficit	(3,409,725)	(2,973,845)	(425,254)
Total shareholders’ equity	3,931,731	8,958,754	1,281,084
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,975,820	9,003,505	1,287,484

ADDITIONAL INFORMATION OF THE PARENT COMPANY

FINANCIAL STATEMENTS SCHEDULE I

HESAI GROUP

CONDENSED STATEMENTS OF

OPERATIONS AND COMPREHENSIVE LOSS (INCOME)

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 and 2025

(Amounts in thousands, except share and per share data or otherwise noted)

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
				(Note 2)
Net revenues	—	—	—	—
Sales and marketing expenses	—	(6,741)	(2,319)	(332)
General and administrative expenses	(98,099)	(67,475)	(25,856)	(3,697)
Other operating income, net	—	—	45,212	6,465
Interest income	42,402	50,754	89,496	12,799
Foreign exchange (loss) gain	(12)	(9)	14,950	2,138
Other income, net	—	—	8,220	1,175
Equity in (deficit) earnings of subsidiaries	(420,259)	(78,905)	309,545	44,264
Net (loss) income before income tax	(475,968)	(102,376)	439,248	62,812
Income tax expense	—	—	(3,368)	(482)
Net (loss) income	(475,968)	(102,376)	435,880	62,330
Net (loss) income attributable to ordinary shareholders of the Company	(475,968)	(102,376)	435,880	62,330

Net (loss) income	(475,968)	(102,376)	435,880	62,330
Comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	42,048	18,535	(50,446)	(7,214)
Comprehensive (loss) income	(433,920)	(83,841)	385,434	55,116

ADDITIONAL INFORMATION OF THE PARENT COMPANY

FINANCIAL STATEMENTS SCHEDULE I

HESAI GROUP

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 and 2025

(Amounts in thousands, except share and per share data or otherwise noted)

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
				(Note 2)
Cash flows from operating activities:
Net (loss) income	(475,968)	(102,376)	435,880	62,330
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3	3	1	1
Income from equity in earnings of subsidiaries	420,259	78,905	(309,545)	(44,264)
Share-based compensation	42,379	11,922	—	—
Fair value change of financial instruments	(12,500)	12,500	—	—
Foreign exchange loss (gain), net	12	9	(14,950)	(2,138)
Changes in operating assets and liabilities:
Prepayments and other current assets	(1,544)	3,905	(45,549)	(6,514)
Accrued expenses and other current liabilities	6,281	27,885	9,657	1,381
Net cash (used in) provided by operating activities	(21,078)	32,753	75,494	10,796
Cash flows from investing activities:
Purchases of short-term investments	(742,287)	(309,349)	(2,175,414)	(311,080)
Maturity of short-term investments	176,302	878,812	—	—
Purchases of long-term investments	—	—	(2,723,660)	(389,478)
Purchases of property and equipment	—	—	—	—
Payment and collection of loans to and investments in subsidiaries	(379,237)	55,792	(185,194)	(26,482)
Net cash (used in) provided by investing activities	(945,222)	625,255	(5,084,268)	(727,040)
Cash flows from financing activities:
Cash contribution from shareholders in connection with the 2021 Reorganization	17,506	—	292,721	41,859
Proceeds from issuance of ordinary shares in connection to IPO	1,225,470	—	4,249,946	607,734
Payment of offering costs	(22,828)	—	(43,689)	(6,247)
Proceeds from issuance of ordinary shares upon the exercise of stock options	2,872	34,139	27,346	3,910
Collection and payments of amounts due to subsidiaries	14,024	(15,710)	(17,102)	(2,446)
Net cash provided by financing activities	1,237,044	18,429	4,509,222	644,810
Net increase (decrease) in cash and cash equivalents	270,744	676,437	(499,552)	(71,434)
Cash and cash equivalents, beginning of the year	35,411	363,778	1,056,383	151,061
Effect of foreign exchange rate changes on cash and cash equivalents	57,623	16,168	(44,740)	(6,399)
Cash and cash equivalents, end of the year	363,778	1,056,383	512,091	73,228

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

FINANCIAL STATEMENTS SCHEDULE I

HESAI GROUP

FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO SCHEDULE I

1.Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of SEC Regulation S-X, which requires condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same date and for the same period for which audited financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company does not include condensed financial information as to the changes in deficit as such financial information is the same as the consolidated statements of changes in shareholders’ deficit.
2.The condensed financial information has been prepared using the same accounting policies as set out in the financial statements except that the equity method has been used to account for investments in its subsidiaries. For the parent company, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments - Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheet as “Investment in subsidiaries” and the subsidiaries’ profit or loss as “Loss from equity in earnings of subsidiaries” on the Condensed Statements of Comprehensive Loss. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.
3.As of December 31, 2024 and 2025, there were no material contingencies, significant provisions of long-term obligations, guarantees of the Company.
4.Translations of balances from RMB into US$ as of and for the year ended December 31, 2025 are solely for the convenience of the readers and were calculated at the rate of US$1.00= RMB6.9931, as set forth in H.10 statistical release of the Federal Reserve Board on December 31, 2025. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2025, or at any other rate.